EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
EQUITY
Schedule of number of shares

	Number of shares subscribed			Number of shares paid in			Number of voting shares
Series	2018	2017	2016	2018	2017	2016	2018	2017	2016
A	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301
B	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303

Schedule of equity

	Subscribed Capital			Paid-in capital
Series	2018	2017	2016	2018	2017	2016
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
A	135,379,504	135,379,504	135,379,504	135,379,504	135,379,504	135,379,504
B	135,358,070	135,358,070	135,358,070	135,358,070	135,358,070	135,358,070
Total	270,737,574	270,737,574	270,737,574	270,737,574	270,737,574	270,737,574

Schedule of dividends declared and paid

			Profits
		Dividend	imputable to	Ch$ per Series	Ch$ per Series
Payment month		type	dividends	A Share	B Share
2017	January	Interim	2016	19.00	20.90
2017	May	Final	2016	19.00	20.90
2017	August	Additional	Retained Earnings	19.00	20.90
2017	October	Interim	2017	19.00	20.90
2018	January	Interim	2017	21.50	23.65
2018	May	Final	2017	21.50	23.65
2018	August	Additional	Retained Earnings	21.50	23.65
2018	October	Interim	2018	21.50	23.65
2019	January	Interim	2018	21.50	23.65

Schedule of other reserves

Description	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$
Polar acquisition	421,701,520	421,701,520	421,701,520
Foreign currency translation reserves	(306,674,528)	(237,077,572)	(168,744,355)
Cash flow hedge reserve	(13,668,932)	(3,094,671)	(2,448,175)
Reserve for employee benefit actuarial gains or losses	(1,954,077)	(1,915,587)	(1,785,032)
Legal and statutory reserves	5,435,538	5,435,538	5,435,538
Other	6,014,568	—	—
Total	110,854,089	185,049,228	254,159,496

Schedule of foreign currency translation reserves

Details	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$
Brazil	(99,990,343)	(90,156,924)	(58,306,230)
Argentina	(201,118,180)	(128,348,112)	(108,386,213)
Paraguay	8,623,849	(4,862,332)	10,545,453
Exchange rate differences in related companies	(14,189,854)	(13,710,204)	(12,597,365)
Total	(306,674,528)	(237,077,572)	(168,744,355)

Schedule of movement in foreign currency translation reserves

Details	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$
Brazil	(10,313,069)	(32,963,533)	30,138,065
Argentina	(72,770,068)	(19,961,899)	(23,472,215)
Paraguay	13,486,181	(15,407,785)	(11,183,004)
Exchange rate differences in related companies	—	—	3,219,956
Total	(69,596,956)	(68,333,217)	(1,297,198)

Schedule of consolidated statements of comprehensive income

	Gross Balance	Tax	Net Balance
Cash Flow for hedge (1)	(13,151,841)	2,554,551	(10,597,290)
Exchange rate translation differences (1)	(72,455,525)	2,476,204	(69,979,321)
Benefit relate to defined benefit plans	(63,463)	16,184	(47,279)
Total Comprenhensive income as of December 31, 2018	(85,670,829)	5,046,939	(80,623,890)

	Gross Balance	Tax	Net Balance
Cash Flow for hedge (1)	(813,844)	167,348	(646,496)
Exchange rate translation differences (1)	(68,831,435)	232,666	(68,598,769)
Benefit relate to defined benefit plans	(329,477)	84,017	(245,460)
Total Comprenhensive income as of December 31, 2017	(69,974,756)	484,031	(69,490,725)

	Gross Balance	Tax	Net Balance
Cash Flow for hedge (1)	(42,836,575)	13,301,186	(29,535,389)
Exchange rate translation differences (1)	148,686	(2,431,408)	(2,282,722)
Benefit relate to defined benefit plans	(29,423)	7,060	(22,363)
Total Comprenhensive income as of December 31, 2016	(42,717,312)	10,876,838	(31,840,474)

(1)These concepts will be reclassified to the statements of income when it is settled

Schedule of movement in comprehensive income

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2018:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	(63,699,788)	(72,455,525)	(334,508)
Deferred taxes	20,217,065	2,476,204	89,366
Reclassification to the result by function	48,415,956	—	271,045
Reclassification of deferred taxes related to other reserves	(15,530,523)	—	(73,182)
Total Changes in Equity	(10,597,290)	(69,979,321)	(47,279)
Equity holders of the parent	(10,597,290)	(69,592,296)	(43,150)
Non-Controlling interests	—	(387,025)	(4,129)
Total Changes in equity as of December 31, 2018	(10,597,290)	(69,979,321)	(47,279)

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2017:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	(14,172,572)	(68,831,435)	(476,044)
Deferred taxes	3,875,908	232,666	121,390
Reclassification to the result by function	13,352,835	—	146,564
Reclassification of deferred taxes related to other reserves	(3,702,667)	—	(37,370)
Total Changes in Equity	(646,496)	(68,598,769)	(245,460)
Equity holders of the parent	(646,496)	(68,333,217)	(130,555)
Non-Controlling interests	—	(265,552)	(114,905)
Total Changes in equity as of December 31, 2017	(646,496)	(68,598,769)	(245,460)

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2016:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	(119,668,724)	148,686	(359,258)
Deferred taxes	38,337,727	(2,431,408)	86,222
Reclassification to the result by function	76,802,629	—	313,341
Reclassification of deferred taxes related to other reserves	(25,007,021)	—	(62,668)
Total Changes in Equity	(29,535,389)	(2,282,722)	(22,363)
Equity holders of the parent	(29,535,389)	(1,297,198)	11,253
Non-Controlling interests	—	(985,524)	(33,616)
Total Changes in equity as of December 31, 2016	(29,535,389)	(2,282,722)	(22,363)

Schedule of non-controlling interests

	Non-controlling Interests
	Ownership %			Shareholders’ Equity			Income
				December	December	December	December	December	December
Details	2018	2017	2016	2018	2017	2016	2018	2017	2016
				ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Embotelladora del Atlántico S.A.	0.0171	0.0171	0.0171	23,260	13,765	12,209	3,633	5,590	5,502
Andina Empaques Argentina S.A.	0.0209	0.0209	0.0209	2,113	2,213	2,062	96	711	785
Paraguay Refrescos S.A.	2.1697	2.1697	2.1697	5,378,074	5,045,792	5,337,687	556,112	502,945	504,806
Vital S.A.	35.0000	35.0000	35.0000	7,674,785	9,261,108	9,054,947	271,063	283,327	319,858
Vital Aguas S.A.	33.5000	33.5000	33.5000	1,986,493	2,117,098	2,027,879	36,696	151,647	23,744
Envases Central S.A.	40.7300	40.7300	40.7300	4,836,892	5,483,317	5,129,661	(20,225)	220,715	668,425
Total				19,901,617	21,923,293	21,564,445	847,375	1,164,935	1,523,120

Schedule of subsidiaries financial information

	Non-controlling Interests
	Ownership %			Shareholders’ Equity			Income
				December	December	December	December	December	December
Details	2018	2017	2016	2018	2017	2016	2018	2017	2016
				ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Embotelladora del Atlántico S.A.	0.0171	0.0171	0.0171	23,260	13,765	12,209	3,633	5,590	5,502
Andina Empaques Argentina S.A.	0.0209	0.0209	0.0209	2,113	2,213	2,062	96	711	785
Paraguay Refrescos S.A.	2.1697	2.1697	2.1697	5,378,074	5,045,792	5,337,687	556,112	502,945	504,806
Vital S.A.	35.0000	35.0000	35.0000	7,674,785	9,261,108	9,054,947	271,063	283,327	319,858
Vital Aguas S.A.	33.5000	33.5000	33.5000	1,986,493	2,117,098	2,027,879	36,696	151,647	23,744
Envases Central S.A.	40.7300	40.7300	40.7300	4,836,892	5,483,317	5,129,661	(20,225)	220,715	668,425
Total				19,901,617	21,923,293	21,564,445	847,375	1,164,935	1,523,120

The following tables presents summarized information regarding the Company´s subsidiaries owned by third parties as of December 31, 2018, 2017 and 2016:

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	Vital Jugos	Vital Aguas	Envases
December 31,2018	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.
Total current assets	78,222,876	4,329,932	37,309,706	16,005,424	4,616,490	13,737,336
Total non-current assets	156,224,157	9,251,880	248,751,791	16,969,708	5,287,639	12,239,33
Total current liabilities	82,148,269	2,309,810	21,870,719	11,018,878	3,803,117	13,063,735
Total non-current liabilities	15,897,476	1,169,270	16,323,385	28,298	171,184	1,041,400
Net sales	406,216,738	16,034,964	149,588,252	56,724,318	15,859,403	59,433,099
Net Income	21,304,406	458,980	25,630,364	774,466	109,539	(112,302)

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	Vital Jugos	Vital Aguas	Envases
December 31,2017	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.
Total current assets	97,285,008	7,143,561	30,419,844	21,135,712	4,296,412	8,343,734
Total non-current assets	94,369,129	6,413,307	234,278,288	19,691,418	5,876,875	14,243,627
Total current liabilities	109,594,738	2,944,499	17,297,339	14,244,283	3,698,382	7,410,662
Total non-current liabilities	1,339,723	28,444	14,487,776	128,071	157,558	1,710,709
Net sales	544,585,291	20,698,427	141,277,230	68,884,622	14,642,493	39,205,943
Net Income	32,781,977	3,398,080	23,179,968	809,507	452,679	541,927

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	Vital Jugos	Vital Aguas	Envases
December 31,2016	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.
Total current assets	110,564,779	6,680,394	35,283,479	19,265,466	4,783,537	8,508,056
Total non-current assets	98,518,204	7,381,968	243,615,898	22,297,712	6,298,423	12,034,286
Total current liabilities	132,431,541	4,061,713	17,192,489	15,246,108	4,884,341	7,333,325
Total non-current liabilities	1,621,792	141,258	16,011,340	445,794	144,250	614,711
Net sales	507,946,578	20,601,647	132,005,503	75,788,427	14,437,818	40,342,848
Net Income	32,268,140	3,754,831	23,045,844	913,880	70,878	1,641,112

Schedule of earnings per share

	12.31.2018
Earnings per share	SERIES A	SERIES B	TOTAL
Earnings attributable to shareholders (ThCh$)	46,001,994	50,601,377	96,603,371
Average weighted number of shares	473,289,301	473,281,303	946,570,604
Earnings per basic and diluted share (in Chilean pesos)	97.20	106.92	102.06

	12.31.2017
Earnings per share	SERIES A	SERIES B	TOTAL
Earnings attributable to shareholders (ThCh$)	56,112,755	61,723,035	117,835,790
Average weighted number of shares	473,289,301	473,281,303	946,570,604
Earnings per basic and diluted share (in Chilean pesos)	118.56	130.42	124.49

	12.31.2016
Earnings per share	SERIES A	SERIES B	TOTAL
Earnings attributable to shareholders (ThCh$)	43,107,979	47,418,012	90,525,991
Average weighted number of shares	473,289,301	473,281,303	946,570,604
Earnings per basic and diluted share (in Chilean pesos)	91.08	100.19	95.64